Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2025-12-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Clawback Policy

In November 2023, the Compensation Committee adopted a Dodd-Frank Clawback Policy (the “Clawback Policy”) to adhere to the listing standards of NYSE and the rules of the SEC implementing Section 954 of the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010. The Clawback Policy requires the Compensation Committee to recoup certain cash and equity incentive compensation paid to executive officers in the event the Company is required to prepare an accounting restatement due to material noncompliance with any financial reporting requirement under the federal securities laws (subject to certain limited exceptions). Under the Clawback Policy, the Compensation Committee will require recoupment if it determines that incentive-based compensation received by an executive during a three-year lookback period exceeded the amount of incentive-based compensation that otherwise would have been received, had it been calculated based on the restated amounts. The Clawback Policy is administered by the Compensation Committee, which has the sole discretion in making all determinations under the Clawback Policy, including the method for recovering erroneously awarded compensation.